LEASE OPERATING EXPENSES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
LEASE OPERATING EXPENSES
Lease operating expense	$ (12,826)	$ (7,535)
Workover expense	(2,517)	(2,904)
Hydrocarbon gathering, handling and other transportation expenses	(840)
Total lease operating and workover expenses	$ (16,183)	$ (10,439)